EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2014
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS

19.	EQUITY METHOD INVESTMENTS

As of December 31, the Company had the following participation in investments that are recorded using the equity method:

	2014	2013
CalPetro Tankers (Bahamas I) Limited	—%	100%
CalPetro Tankers (Bahamas II) Limited	—%	100%
CalPetro Tankers (IOM) Limited	—%	100%
VLCC Chartering Ltd	50%	—%
Frontline 2012 Ltd.	5.6%	5.4%

In October 2014, we formed VLCC Chartering Ltd. ("VLCC Chartering"), a 50/50 joint venture company with Tankers International LLC ("TI"). Our investment in VLCC Chartering is $200.

CalPetro Tankers (Bahamas I) Limited, CalPetro Tankers (Bahamas II) Limited and CalPetro Tankers (IOM) Limited (together the "CalPetro group") were incorporated in 1994 for the purpose of acquiring three oil tankers from Chevron Transport Corporation ("Chevron") and these vessels were concurrently chartered back to Chevron on long-term bare boat charter agreements, which gave Chevron the option to buy each of the vessels for $1 at the expiry of the leases in April 2015. Up to October 1, 2014, the Company had determined it was not the primary beneficiary of these variable interest entities due to the fixed rate, bare boat charters and the bargain purchase options held by Chevron, and had accounted for these entities under the equity method. Pursuant to an early termination agreement between the CalPetro group and Chevron: (i) the bareboat charters for the Altair Voyager, Cygnus Voyager and Sirius Voyager were terminated as of October 1, 2014; (ii) the charter hire payments paid in connection with the early termination agreement were used to redeem the remaining outstanding debt related to these vessels; and (iii) the three vessels were sold. The Company determined it was the primary beneficiary of the CalPetro group following the execution of the early termination agreement at which time they were consolidated by the Company and cash of $1.3 million became available to the Company, of which $0.7 million had been held in restricted cash. There were no other assets or liabilities.

In 2014, Frontline 2012 purchased 6.8 million of its own shares and holds them as treasury stock. This increased the Company's ownership from 5.4% to 5.6%.

In January 2013, the Company sold its 50% shareholding in Orion Tankers Ltd for book value of $242,000.

In January 2013, the Company paid $6.0 million for 1,143,000 shares in a private placement by Frontline 2012 of 59 million new ordinary shares at a subscription price of $5.25 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 7.9% to 6.3%. The Company recognized a gain on the dilution of its ownership of $5.2 million in the first quarter of 2013, which is recognized in 'Equity gains (losses) of unconsolidated subsidiaries and associated companies'.

In September 2013, Frontline 2012 completed a private placement of 34.1 million new ordinary shares of $2.00 par value at a subscription price of $6.60. The Company did not participate in this private placement and its ownership decreased from 6.3% to 5.4%. The Company recognized a gain on the dilution of its ownership of $4.7 million in the third quarter of 2013.

In October 2013, Frontline 2012 paid a stock dividend of one share in Avance Gas for every 124.55 shares held in Frontline 2012. The Company received 108,069 shares valued at $1.3 million, which was credited against the investment and recorded in marketable securities.

At December 31, 2014, the quoted value of the Company's investment in Frontline 2012 was $71.3 million (2013: $109.9 million). The amount of retained earnings at December 31, 2014 that represents undistributed earnings of Frontline 2012 is $15.7 million (2013: $13.1 million).

Summarized financial statements of Frontline 2012 are as follows:

(in thousands of $)	2014	2013
Current assets	417,985	480,177
Non current assets	2,083,783	1,193,803
Current liabilities	232,877	108,852
Non current liabilities	821,541	501,971

(in thousands of $)	2014	2013	2012
Operating revenues	275,258	133,900	140,849
Net operating income	46,731	65,755	25,673
Net income	84,511	69,499	8,055

Cash dividends of $2.0 million were received from equity method investees in 2014 (2013: nil, 2012: nil). No stock dividends were received in 2014 (2013: $1.3 million, 2012: nil).

Summarized financial statements of investees of which the Company has determined it is not the primary beneficiary and accounts for under the equity method as of December 31, is as follows:

(in thousands of $)	2014	2013
Current assets	—	15,457
Non current assets	—	5,132
Current liabilities	—	9,981
Non current liabilities	—	9,525

(in thousands of $)	2014	2013	2012
Net operating revenues	931	1,651	2,473
Net operating income	691	1,353	2,155
Net loss	(585)	(538)	(544)